Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule Of Gross Written Premium From Major Brokers	The following table shows the largest brokers that the Company transacted business within the three years ended December 31, 2020 and the proportion of gross written premiums from each of those brokers.

	Twelve Months Ended December 31,
	2020	2019	2018
	(in percentages)
Aon Corporation (1)	15.8%	13.4%	15.8%
Marsh & McLennan Companies, Inc.	15.4	13.6	15.8
Willis Group Holdings, Ltd.	10.4	10.3	12.4
Other brokers/non-broker sources (2)	58.4	62.7	56.0
Total	100.0%	100.0%	100.0%

Gross written premiums ($ millions)	$3,703.6	$3,442.4	$3,446.9
 ______________
(1)    On March 9, 2020, Aon plc and Willis Towers Watson announced a definitive agreement to combine, and expect the transaction to close in the first half of 2021.
(2) No other individual broker accounted for more than 10% of total gross written premiums.